EMPLOYEE BENEFIT PLANS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
PLAN ASSETS
Fair value of plan assets	$ 86,718	$ 67,284	$ 61,388
Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	299	275	275
Total measure at Fair Value
PLAN ASSETS
Fair value of plan assets	86,718	67,284
Total measure at Fair Value | Short-term investments
PLAN ASSETS
Fair value of plan assets	7,233	691
Total measure at Fair Value | Mutual funds:
PLAN ASSETS
Fair value of plan assets	67,736	57,263
Total measure at Fair Value | Domestic stock funds
PLAN ASSETS
Fair value of plan assets	36,209	28,288
Total measure at Fair Value | Bond funds
PLAN ASSETS
Fair value of plan assets	21,458	20,127
Total measure at Fair Value | International stock funds
PLAN ASSETS
Fair value of plan assets	10,069	8,848
Total measure at Fair Value | Domestic common stock
PLAN ASSETS
Fair value of plan assets	10,543	8,252
Total measure at Fair Value | Foreign equity stock
PLAN ASSETS
Fair value of plan assets	907	803
Total measure at Fair Value | Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	299	275
Quoted prices in active markets for identical assets (Level 1)
PLAN ASSETS
Fair value of plan assets	86,419	67,009
Quoted prices in active markets for identical assets (Level 1) | Short-term investments
PLAN ASSETS
Fair value of plan assets	7,233	691
Quoted prices in active markets for identical assets (Level 1) | Mutual funds:
PLAN ASSETS
Fair value of plan assets	67,736	57,263
Quoted prices in active markets for identical assets (Level 1) | Domestic stock funds
PLAN ASSETS
Fair value of plan assets	36,209	28,288
Quoted prices in active markets for identical assets (Level 1) | Bond funds
PLAN ASSETS
Fair value of plan assets	21,458	20,127
Quoted prices in active markets for identical assets (Level 1) | International stock funds
PLAN ASSETS
Fair value of plan assets	10,069	8,848
Quoted prices in active markets for identical assets (Level 1) | Domestic common stock
PLAN ASSETS
Fair value of plan assets	10,543	8,252
Quoted prices in active markets for identical assets (Level 1) | Foreign equity stock
PLAN ASSETS
Fair value of plan assets	907	803
Significant unobservable inputs (Level 3)
PLAN ASSETS
Fair value of plan assets	299	275
Significant unobservable inputs (Level 3) | Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	$ 299	$ 275